Fair Value of Assets and Liabilities - Additional Information about Servicing Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - LendingClub Corp [Member] - USD ($)
$ in Thousands
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016		Dec. 31, 2015
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Fair value at beginning of period			$ 2,846	$ 3,973	$ 3,973
Fair value at end of period	$ 1,231		1,231		2,846		$ 3,973
Fair Value, Measurements, Recurring [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Fair value at beginning of period	25,901	$ 16,126	21,398	10,250	10,250
Issuances	10,563	3,009	24,460	12,984	16,546	[1]	10,079	[1]
Changes in fair value, included in servicing fees	(6,961)	(2,429)	(16,083)	(7,092)	(5,403)		(3,803)
Other net changes included in deferred revenue	118	(451)	(154)	113	5		1,793
Fair value at end of period	29,621	16,255	29,621	16,255	21,398		10,250
Fair value at beginning of period	1,711	3,412	2,846	3,973	3,973
Issuances	19	712	332	2,452	3,371	[1]	5,194	[1]
Change in fair value, included in investor fees	(499)	(727)	(1,947)	(3,028)	(4,498)		(5,194)
Other net changes included in deferred revenue
Fair value at end of period	$ 1,231	$ 3,397	$ 1,231	$ 3,397	$ 2,846		$ 3,973

[1]	Represents the offsets to the gains or losses on sales of the related loans, recorded in other revenue.